Derivative and Hedging Instruments - Fair Values of Derivative Instruments by Remaining Term to Maturity (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	$ 9,628	$ 8,667
Derivative liabilities	14,347	14,247
Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	970	1,171
Derivative liabilities	2,270	2,320
1 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	842	578
Derivative liabilities	1,746	2,304
3 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	809	635
Derivative liabilities	875	1,244
Over 5 years
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	7,007	6,283
Derivative liabilities	$ 9,456	$ 8,379